Net Loss Per Unit of CRLP (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Loss from continuing operations									$ (27,975)	$ (30,411)	$ (46,395)
Colonial Realty Limited Partnership
Numerator:
Loss from continuing operations									(32,120)	(30,411)	(46,395)
Adjusted by:
Income allocated to participating securities									(529)	(402)	(373)
Noncontrolling interest of limited partners - continuing operations									(43)	(53)	103
Distributions to limited partner preferred unitholders									0	(3,586)	(7,161)
Distributions to general partner preferred unitholders					(867)	(906)	(906)	(906)	0	0	(5,649)
Preferred unit repurchase gains					2,500	0	0	0	0	2,500	3,000
Preferred share/unit issuance costs write-off					(1,319)	0	0	0	0	(1,319)	(4,868)
Loss from continuing operations available to common unitholders									$ (32,692)	$ (33,271)	$ (61,343)
Denominator:
Denominator for basic net loss per unit - weighted average common units	94,607,000	94,478,000	94,363,000	94,181,000	93,960,000	93,826,000	90,847,000	86,796,000	94,410,000	91,389,000	79,536,000
Effect of dilutive securities									0	0	0
Denominator for diluted net loss per unit - adjusted weighted average common units	94,607,000	94,478,000	94,652,000	94,181,000	94,201,000	93,826,000	90,847,000	86,796,000	94,410,000	91,389,000	79,536,000
Earnings per share, diluted
Dilutive shares									285,064	225,163	55,802
Antidilutive securities excluded from computation of earnings per share, amount									696,749	994,118	1,001,237